Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2023
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Summary of Restricted Cash and Cash Equivalents
Restricted cash and cash equivalents as of December 31, 2022 and 2023, are as follows:

(in millions of Korean won)	December 31, 2022	December 31, 2023	Description
Bank deposits	￦ 29,874	￦ 49,555	Deposit restricted for government project and others